Components of Acquired Intangible Assets Excluding Goodwill (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Amortized intangible assets USD ($)	Mar. 31, 2012 Amortized intangible assets JPY (¥)	Mar. 31, 2011 Amortized intangible assets JPY (¥)	Mar. 31, 2012 Amortized intangible assets Customer relationship USD ($)	Mar. 31, 2012 Amortized intangible assets Customer relationship JPY (¥)	Mar. 31, 2011 Amortized intangible assets Customer relationship JPY (¥)	Mar. 31, 2012 Amortized intangible assets Software USD ($)	Mar. 31, 2012 Amortized intangible assets Software JPY (¥)	Mar. 31, 2011 Amortized intangible assets Software JPY (¥)	Mar. 31, 2012 Amortized intangible assets Other USD ($)	Mar. 31, 2012 Amortized intangible assets Other JPY (¥)	Mar. 31, 2011 Amortized intangible assets Other JPY (¥)	Mar. 31, 2012 Unamortized intangible assets USD ($)	Mar. 31, 2012 Unamortized intangible assets JPY (¥)	Mar. 31, 2011 Unamortized intangible assets JPY (¥)	Mar. 31, 2012 Unamortized intangible assets Other USD ($)	Mar. 31, 2012 Unamortized intangible assets Other JPY (¥)	Mar. 31, 2011 Unamortized intangible assets Other JPY (¥)	Mar. 31, 2012 Unamortized intangible assets Trademark USD ($)	Mar. 31, 2012 Unamortized intangible assets Trademark JPY (¥)	Mar. 31, 2011 Unamortized intangible assets Trademark JPY (¥)
Acquired Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 155,212	¥ 12,791,000	¥ 12,193,000	$ 40,784	¥ 3,361,000	¥ 3,361,000	$ 99,842	¥ 8,228,000	¥ 7,543,000	$ 14,586	¥ 1,202,000	¥ 1,289,000	$ 65,756	¥ 5,419,000	¥ 5,416,000	$ 1,250	¥ 103,000	¥ 100,000	$ 64,506	¥ 5,316,000	¥ 5,316,000
Accumulated Amortization and Impairment Loss	$ 98,410	¥ 8,110,000	¥ 6,725,000	$ 34,195	¥ 2,818,000	¥ 2,636,000	$ 59,046	¥ 4,866,000	¥ 3,677,000	$ 5,169	¥ 426,000	¥ 412,000	$ 6,783	¥ 559,000	¥ 559,000				$ 6,783	¥ 559,000	¥ 559,000